Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	42,458,945	37,766,385
Common stock, shares outstanding	42,458,945	37,766,385
Series B Preferred Stock
Preferred stock, shares issued	2,004,600	2,004,600
Preferred stock, shares outstanding	2,004,600	2,004,600
Series A Preferred Stock
Preferred stock, shares issued	687,500	3,000,000
Preferred stock, shares outstanding	687,500	3,000,000